Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Estimated Useful Lives And Balances Of Utility's Property, Plant And Equipment

	Estimated Useful	Balance at December 31,
(in millions, except estimated useful lives)	Lives (years)	2012	2011
Electricity generating facilities (1)	10 to 100	$8,253	$6,488
Electricity distribution facilities	10 to 55	23,767	22,395
Electricity transmission	10 to 70	7,681	6,968
Natural gas distribution facilities	20 to 53	8,257	7,832
Natural gas transportation and storage	5 to 48	4,314	4,099
Construction work in progress		1,894	1,770
Total property, plant, and equipment		54,166	49,552
Accumulated depreciation		(16,643)	(15,898)
Net property, plant, and equipment		$37,523	$33,654

 (1) Balance includes nuclear fuel inventories.  Stored nuclear fuel inventory is stated at weighted average cost.  Nuclear fuel in the reactor is expensed as it is used based on the amount of energy output.  (See Note 15 below.)

Schedule Of Changes In Asset Retirement Obligations

(in millions)
ARO liability at December 31, 2010	$1,586
Revision in estimated cash flows	10
Accretion	100
Liabilities settled	(87)
ARO liability at December 31, 2011	1,609
Revision in estimated cash flows	1,301
Accretion	101
Liabilities settled	(92)
ARO liability at December 31, 2012	$2,919